SEC Registration Nos.
Nos. 811-10045 and 333-44064

  _______________________________________________________________________________
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

   _______________________________________________________________________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 40	XX
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT ACT OF 1940

Amendment No. 43	XX

  _______________________________________________________________________________
Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

  _______________________________________________________________________________
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (301) 951-4800

   _______________________________________________________________________________
William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANTORY NOTE
This post-Effective Amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective amendment No. 39 to this Registration Statement, as filed on January 30, 2014.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 24th day of February 2014.

CALVERT IMPACT FUND, INC.

By:	**
Barbara J. Krumsiek President and Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 24th day of February 2014 by the following persons in the capacities indicated.

	Signature	Title
**
	D. WAYNE SILBY	DIRECTOR
**
	JOHN G. GUFFEY, JR.	DIRECTOR
**
	BARBARA J. KRUMSIEK	PRESIDENT AND DIRECTOR
**
	RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)
**
	REBECCA L. ADAMSON	DIRECTOR
**
	RICHARD L. BAIRD, JR.	DIRECTOR
**
	JOY V. JONES	DIRECTOR
**
	TERRENCE J. MOLLNER	DIRECTOR
**
	SYDNEY A. MORRIS	DIRECTOR
**
	MILES D. HARPER, III	DIRECTOR

**By:	/S/ LANCELOT A. KING
Lancelot A. King
Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 39, January 30, 2014, accession number 0001121624-14-000003.

Calvert Impact Fund, Inc.
Post-Effective Amendment No. 40
Registration No. 333-44064
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def
XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal